Loans - Impaired Loans and Troubled Debt Restructuring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) payment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Impaired [Line Items]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	6 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 4,187	$ 7,475
With an allowance recorded	21,265	28,930
Total recorded investment	25,452	36,405
Unpaid Principal Balance [Abstract]
With no related allowance recorded	8,744	7,818
With an allowance recorded	23,209	35,723
Total unpaid principal balance	31,953	43,541
Related Allowance [Abstract]
With an allowance recorded	458	1,251
Total related allowance	458	1,251
Average Recorded Investment	35,746	38,390	$ 51,053
Interest Income Recognized	$ 1,125	1,298	1,452
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review	1 year
Number of consecutive payments to qualify for return to accrual status | payment	6
Performing TDRs	$ 20,900	25,100
Allowance for performing TDRs	385	390
Non-Performing TDRs	300	3,000
Allowance for nonperforming TDRs	72	861
Commercial
Recorded Investment [Abstract]
With no related allowance recorded	17	21
With an allowance recorded	0	138
Total recorded investment	17	159
Unpaid Principal Balance [Abstract]
With no related allowance recorded	21	23
With an allowance recorded	0	1,392
Total unpaid principal balance	21	1,415
Related Allowance [Abstract]
With an allowance recorded	0	138
Total related allowance	0	138
Average Recorded Investment	1,063	333	3,088
Interest Income Recognized	1	1	45
Consumer
Recorded Investment [Abstract]
With no related allowance recorded	81	107
With an allowance recorded	0	0
Total recorded investment	81	107
Unpaid Principal Balance [Abstract]
With no related allowance recorded	81	107
With an allowance recorded	0	0
Total unpaid principal balance	81	107
Related Allowance [Abstract]
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	97	108	0
Interest Income Recognized	5	6	0
Residential | Real Estate | Real Estate Construction
Recorded Investment [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total recorded investment	0	0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total unpaid principal balance	0	0
Related Allowance [Abstract]
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Commercial | Real Estate | Real Estate Construction
Recorded Investment [Abstract]
With no related allowance recorded	1,365	1,161
With an allowance recorded	4,587	7,225
Total recorded investment	5,952	8,386
Unpaid Principal Balance [Abstract]
With no related allowance recorded	5,856	1,161
With an allowance recorded	4,684	11,125
Total unpaid principal balance	10,540	12,286
Related Allowance [Abstract]
With an allowance recorded	135	155
Total related allowance	135	155
Average Recorded Investment	10,086	9,340	10,013
Interest Income Recognized	202	234	87
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	155	0
With an allowance recorded	3,635	4,380
Total recorded investment	3,790	4,380
Unpaid Principal Balance [Abstract]
With no related allowance recorded	155	0
With an allowance recorded	3,665	4,409
Total unpaid principal balance	3,820	4,409
Related Allowance [Abstract]
With an allowance recorded	58	498
Total related allowance	58	498
Average Recorded Investment	4,267	4,878	5,548
Interest Income Recognized	193	176	196
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	277	3,494
With an allowance recorded	12,124	15,506
Total recorded investment	12,401	19,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	277	3,739
With an allowance recorded	13,941	17,100
Total unpaid principal balance	14,218	20,839
Related Allowance [Abstract]
With an allowance recorded	250	226
Total related allowance	250	226
Average Recorded Investment	15,894	19,281	26,554
Interest Income Recognized	632	751	985
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	2,292	2,384
With an allowance recorded	919	1,681
Total recorded investment	3,211	4,065
Unpaid Principal Balance [Abstract]
With no related allowance recorded	2,354	2,434
With an allowance recorded	919	1,697
Total unpaid principal balance	3,273	4,131
Related Allowance [Abstract]
With an allowance recorded	15	234
Total related allowance	15	234
Average Recorded Investment	4,201	4,130	5,491
Interest Income Recognized	92	122	113
Residential – Multifamily | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	0	308
With an allowance recorded	0	0
Total recorded investment	0	308
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	354
With an allowance recorded	0	0
Total unpaid principal balance	0	354
Related Allowance [Abstract]
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	138	320	359
Interest Income Recognized	$ 0	$ 8	$ 26